SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2021	2022
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	405,296	377,040
US dollar denominated bank deposits with financial institutions in the PRC	1,234	743
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	22,001	574
HK dollar denominated bank deposits with financial institutions in HK SAR	64	37
RMB denominated bank deposits with a financial institution in HK SAR	409	797
US dollar denominated bank deposits with a financial institution in the U.S.	229	251
TWD denominated bank deposits with a financial institution in Taiwan	1,035	184
CAD denominated bank deposits with financial institutions in HK SAR	—	2
CAD denominated bank deposits with a financial institution in Canada	133	844
Total	430,401	380,472

Schedule of Property, Plant and Equipment, Useful Life

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Change In Refund Liability

	For the years ending December 31,
	2023	2024	Total
	RMB	RMB	RMB
Revenue expected to be recognized on these contracts	6,691	7,360	14,051